Annual Fund Operating Expenses - Xtrackers High Beta High Yield Bond ETF - Xtrackers High Beta High Yield Bond ETF	Dec. 17, 2021
Operating Expenses:
Management fee	0.35%
Other Expenses	none
Total annual fund operating expenses	0.35%
Fee waiver/expense reimbursement	0.15%
Total annual fund operating expenses after fee waiver	0.20%